CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ 3,108	$ 3,320	$ (4,529)
Foreign currency translation adjustments	(3,891)	(1,833)	(875)
Total comprehensive income (loss)	(783)	1,487	(5,404)
Total comprehensive loss attributable to non-controlling interests	(33)	(90)	(66)
Total comprehensive income (loss) attributable to Magal shareholders'	$ (750)	$ 1,577	$ (5,338)